PREPAYMENTS AND OTHER CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
PREPAYMENTS AND OTHER CURRENT ASSETS
Value-added taxes ("VAT") recoverable	¥ 304,683	$ 42,914	¥ 283,001
Receivables from failed sale-leaseback transactions	104,181	14,674	176,210
Rental and other deposits	52,985	7,462	88,972
Fair value accounting of financial instruments	10,917	1,538	49,077
Factoring receivables	52,840	7,442	39,105
Interest receivables	73,874	10,405	28,112
Others	190,095	26,774	167,688
Allowance for credit losses	(115,475)	(16,264)	(54,323)	$ (7,651)	¥ (33,746)	¥ (12,196)
PREPAYMENTS AND OTHER CURRENT ASSETS	¥ 674,100	$ 94,945	¥ 777,842